Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2019	May 31, 2019	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend per ordinary share [abstract]
Dividend per ordinary share paid	€ 0.24	€ 0.44	€ 0.24	€ 0.12
Dividends paid	€ 935	€ 1,714	€ 934	€ 468
Diviends per ordinary share				€ 0.12	€ 0.24	€ 0.68
Dividends				€ 468	€ 935	€ 2,648